Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000011342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	1.07%	1.40%	2.09%
C000038983 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(3.42%)	0.29%	1.43%
C000038984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(0.89%)	0.41%	1.26%
C000011339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	1.00%	1.33%	2.02%
C000199785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	1.16%	1.48%	2.14%
Without Sales Load [Member] | C000038983 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	0.86%	1.17%	1.87%
Without Sales Load [Member] | C000038984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	0.09%	0.41%	1.26%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%	0.55%	2.13%
Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	2.47%	1.16%